Exhibit 99.10 Schedule 5

ATR QM Data Fields
Loans in Report: 4

ASF Loan Number	Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
	1052864073		Non-QM: Compliant with ATR	No	Yes
	1052916571		Not covered/exempt	No	No
	1052925107		Not covered/exempt	No	No
	1052925110		Not covered/exempt	No	No
4